Annual Total Returns- Thrivent Municipal Bond Fund (Class A) [BarChart] - Class A - Thrivent Municipal Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.57%	7.59%	(3.55%)	9.62%	3.10%	(0.21%)	4.46%	0.31%	7.11%	4.78%